2. Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies Tables
Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. Depreciation is computed on a straight-line basis over the estimated useful lives of the assets as follows:

Motor vehicles	5 Years
Leasehold improvements	shorter of 3 Years or Lease Term
Office equipment	4 Years
Communication equipment	4 Years
Software	4 Years